The fair value of the acquired assets and assumed liabilities in the business combination is presented below: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Feb. 18, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	R$ 8,130,929		R$ 7,528,820
Marketable securities	418,373		346,855
Trade and other receivables	4,187,756		4,039,155
Inventories	8,660,891		9,654,870
Recoverable taxes	1,229,272		976,133
Property, plant and equipment	14,290,884		13,040,862	R$ 12,215,580
Intangible assets	6,434,610		6,149,814	5,220,102
Total	57,854,447		55,903,387
Liabilities
Trade accounts payable	12,735,628		11,701,996
Loans and borrowings	3,879,874		3,203,068
Lease liability	3,044,934		2,479,246	R$ 2,536,681
Taxes payable	522,846		454,038
Payroll, related charges and employee profit sharing	720,799		900,394
Provision for tax, civil and labor risks (1)	867,294		959,132
Employee benefits	64,367		54,354
Deferred income taxes	111,463		R$ 23,710
Goodwill	R$ 114,904
Mogiana alimentos sa [Member]
Assets
Cash and cash equivalents		R$ 938
Marketable securities		29,824
Trade and other receivables		59,758
Inventories		54,517
Recoverable taxes		27,748
Property, plant and equipment		139,042
Intangible assets		206,553
Other current and non-current assets		5,486
Total		523,866
Liabilities
Trade accounts payable		55,919
Loans and borrowings		22,688
Lease liability		10,168
Taxes payable		11,487
Payroll, related charges and employee profit sharing		6,296
Provision for tax, civil and labor risks (1)		34,976
Employee benefits		2,081
Deferred income taxes		815
Other current and non-current liabilities		16,932
Total		161,362
Net assets acquired		362,504
Fair value of consideration transferred		477,408
Goodwill		R$ 114,904